RESTRUCTURING AND OTHER RELATED COSTS	12 Months Ended
Oct. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Other Related Costs Disclosure	RESTRUCTURING AND OTHER RELATED COSTS
In the fourth quarter of fiscal year 2023, we initiated a new restructuring plan ("FY23 Plan") designed to reduce costs and expenses in response to the current macroeconomic conditions. The plan includes a reduction of our total headcount by approximately 400 regular employees, representing approximately 2 percent of our global workforce, and the consolidation of our excess facilities, including some site closures.

In connection with this plan, we have recorded approximately $46 million in restructuring and other related costs in fiscal year 2023. These costs include severance and other personnel costs associated with the workforce reduction. The consolidation of excess facilities includes accelerated depreciation expenses of ROU and machinery and equipment assets, and other facilities-related costs. The timing and scope of the workforce reductions will vary based on local legal requirements.
These actions impact all three of our business segments. The costs associated with this restructuring plan have not been allocated to our business segments' results; however, each business segment will benefit from the future cost savings from these actions. When completed, the restructuring program is expected to result in the reduction in annual cost of sales and operating expenses over the three business segments. While the majority of the workforce reduction will be completed in the first quarter of 2024, we expect to substantially complete the remaining restructuring activities by the end of fiscal year 2024.

A summary of total restructuring activity is shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Total
	(in millions)
Balance at October 31, 2022	$—	$—	$—
Income statement expense	33	13	46
Accelerated share-based compensation expense	(1)	—	(1)
Accelerated depreciation expenses of ROU and machinery and equipment	—	(8)	(8)
Cash payments	(1)	—	(1)
Balance at October 31, 2023	$31	$5	$36

The restructuring and other related costs, which totaled $36 million at October 31, 2023, are recorded in other accrued liabilities on the consolidated balance sheet and reflect estimated future cash outlays.

A summary of the charges in the consolidated statement of operations resulting from the restructuring plan is shown below:

Year Ended
October 31,
2023
(in millions)
Cost of products and services	$11
Research and Development	6
Selling, general and administrative	29
Total restructuring costs	$46